Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
09/01/13 to 02/28/14
Schedule Of Royalty Revenue [Line Items]
Royalty Rate Applied to Revenues	5.00%	5.00%
03/01/14 to 8/31/14
Schedule Of Royalty Revenue [Line Items]
Royalty Rate Applied to Revenues	15.00%	15.00%
09/01/14 to 02/28/15
Schedule Of Royalty Revenue [Line Items]
Royalty Rate Applied to Revenues	20.00%	20.00%
03/01/15 to 09/15/17
Schedule Of Royalty Revenue [Line Items]
Royalty Rate Applied to Revenues	25.00%	25.00%